INCOME TAXES, Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Rate [Abstract]
Corporate tax rate percentage	23.00%	23.00%	23.00%	35.00%	21.00%
Income tax exemption amount	$ 45,244
Corporate income tax paid amount	$ 4,355
Related party payment percentage on U.S tax return	3.00%
Tax Year 2018 [Member]
Income Tax Rate [Abstract]
Mandatory transition tax	0.10
Tax Year 2019 [Member]
Income Tax Rate [Abstract]
Mandatory transition tax	0.10
Tax Year 2026 [Member]
Income Tax Rate [Abstract]
Mandatory transition tax	0.125
Israel Tax Authority [Member]
Income Tax Rate [Abstract]
Corporate tax rate percentage	23.00%